UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4526

Name of Registrant: VANGUARD QUANTITATIVE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)[1]
Consumer Discretionary (11.7%)
Home Depot Inc.	724,432	38,388
Comcast Corp. Class A	1,039,116	33,221
McDonald's Corp.	314,234	27,819
Wyndham Worldwide Corp.	523,694	27,620
* priceline.com Inc.	36,143	24,018
* O'Reilly Automotive Inc.	251,400	21,060
TJX Cos. Inc.	472,020	20,264
News Corp. Class A	849,056	18,925
Viacom Inc. Class B	381,810	17,953
* DIRECTV Class A	332,257	16,221
Gap Inc.	590,216	16,148
* Amazon.com Inc.	61,630	14,073
Macy's Inc.	381,459	13,103
Time Warner Inc.	332,745	12,811
Lowe's Cos. Inc.	430,800	12,252
Time Warner Cable Inc.	144,300	11,847
Expedia Inc.	222,640	10,702
Target Corp.	177,050	10,303
CBS Corp. Class B	314,140	10,298
* AutoZone Inc.	24,500	8,996
Wynn Resorts Ltd.	84,077	8,720
Harley-Davidson Inc.	172,800	7,902
Newell Rubbermaid Inc.	414,200	7,514
Ford Motor Co.	663,600	6,364
Walt Disney Co.	125,710	6,097
* Big Lots Inc.	132,968	5,424
Limited Brands Inc.	127,400	5,418
Washington Post Co. Class B	13,974	5,224
Genuine Parts Co.	86,566	5,216
Coach Inc.	88,210	5,159
Gannett Co. Inc.	312,754	4,607
Yum! Brands Inc.	71,000	4,574
Starbucks Corp.	84,017	4,480
McGraw-Hill Cos. Inc.	98,377	4,427
Cablevision Systems Corp. Class A	322,024	4,280
* Chipotle Mexican Grill Inc. Class A	8,650	3,287
Nordstrom Inc.	57,100	2,837
NIKE Inc. Class B	30,810	2,704
* Bed Bath & Beyond Inc.	37,500	2,317
* Discovery Communications Inc.	45,000	2,254
* Dollar Tree Inc.	38,200	2,055
Ralph Lauren Corp. Class A	13,300	1,863
Ross Stores Inc.	26,340	1,645
* AutoNation Inc.	44,140	1,557
Kohl's Corp.	31,172	1,418
International Game Technology	84,400	1,329
Family Dollar Stores Inc.	18,876	1,255
Marriott International Inc. Class A	30,000	1,176
Starwood Hotels & Resorts Worldwide Inc.	22,000	1,167

H&R Block Inc.	62,100	992
Hasbro Inc.	22,807	772
* Orbitz Worldwide Inc.	181,014	661
Omnicom Group Inc.	12,800	622
* TripAdvisor Inc.	13,900	621
Domino's Pizza Inc.	17,900	553
GNC Holdings Inc. Class A	13,800	541
Six Flags Entertainment Corp.	9,400	509
* Fifth & Pacific Cos. Inc.	44,673	479
Harman International Industries Inc.	11,200	444
* PulteGroup Inc.	37,500	401
Staples Inc.	27,700	361
* Live Nation Entertainment Inc.	37,600	345
Movado Group Inc.	13,300	333
* Coinstar Inc.	4,600	316
* WABCO Holdings Inc.	5,596	296
* Biglari Holdings Inc.	716	277
* Charter Communications Inc. Class A	3,600	255
* NVR Inc.	300	255
* Netflix Inc.	3,200	219
* Sears Holdings Corp.	3,466	207
Abercrombie & Fitch Co.	5,300	181
Autoliv Inc.	3,300	180
Weight Watchers International Inc.	3,400	175
Interpublic Group of Cos. Inc.	15,960	173
Best Buy Co. Inc.	8,100	170
Churchill Downs Inc.	2,800	165
* Delphi Automotive plc	6,300	161
* Liberty Global Inc.	3,000	143
Ameristar Casinos Inc.	7,800	139
Carnival Corp.	3,200	110
* Discovery Communications Inc. Class A	1,950	105
* LodgeNet Interactive Corp.	75,900	99
* Beazer Homes USA Inc.	27,893	91
* Sally Beauty Holdings Inc.	3,500	90
* Carmike Cinemas Inc.	5,500	81
Lear Corp.	2,100	79
Nutrisystem Inc.	5,300	61
* rue21 inc	2,400	61
Standard Motor Products Inc.	3,433	48
Ethan Allen Interiors Inc.	2,200	44
Benihana Inc. Class A	2,700	43
DeVry Inc.	1,319	41
* Cumulus Media Inc. Class A	13,305	40
Blyth Inc.	1,076	37
* New York & Co. Inc.	9,565	33
* Perry Ellis International Inc.	1,500	31
* Overstock.com Inc.	4,200	29
Ambassadors Group Inc.	5,104	28
Dunkin' Brands Group Inc.	651	22
* Isle of Capri Casinos Inc.	3,462	21
* Exide Technologies	5,600	19
* American Apparel Inc.	21,797	19
* Build-A-Bear Workshop Inc.	3,780	18
* Pacific Sunwear of California Inc.	7,700	14
* VOXX International Corp. Class A	1,347	13
Universal Technical Institute Inc.	889	12

AH Belo Corp. Class A	2,937	12
* School Specialty Inc.	3,100	10
* Lee Enterprises Inc.	6,100	10
* Denny's Corp.	2,210	10
* Education Management Corp.	1,300	9
* Valuevision Media Inc. Class A	4,200	9
* Furniture Brands International Inc.	6,000	7
* Gordmans Stores Inc.	359	6
* Coldwater Creek Inc.	9,700	5
* Reading International Inc. Class A	800	4
* Meritage Homes Corp.	100	3
* Casual Male Retail Group Inc.	800	3
Wolverine World Wide Inc.	70	3
* MTR Gaming Group Inc.	500	2
Flexsteel Industries Inc.	100	2
* Vitacost.com Inc.	317	2
* Summer Infant Inc.	500	2
Fred's Inc. Class A	100	2
Tilly's Inc. Class A	3	—
		490,628
Consumer Staples (10.7%)
Philip Morris International Inc.	868,459	75,782
Procter & Gamble Co.	1,003,560	61,468
Coca-Cola Co.	565,817	44,241
Altria Group Inc.	827,348	28,585
PepsiCo Inc.	394,851	27,900
Kraft Foods Inc.	635,410	24,540
Wal-Mart Stores Inc.	278,519	19,418
Costco Wholesale Corp.	189,170	17,971
CVS Caremark Corp.	315,040	14,722
Walgreen Co.	461,797	13,660
Kimberly-Clark Corp.	163,031	13,657
Kroger Co.	588,477	13,647
Whole Foods Market Inc.	118,640	11,309
Lorillard Inc.	80,121	10,572
* Constellation Brands Inc. Class A	317,200	8,583
* Dean Foods Co.	499,800	8,512
Reynolds American Inc.	165,142	7,410
Dr Pepper Snapple Group Inc.	158,001	6,913
Safeway Inc.	317,481	5,762
Colgate-Palmolive Co.	51,565	5,368
Beam Inc.	58,700	3,668
Archer-Daniels-Midland Co.	121,000	3,572
Sysco Corp.	102,599	3,058
Mead Johnson Nutrition Co.	32,455	2,613
Estee Lauder Cos. Inc. Class A	43,170	2,336
Tyson Foods Inc. Class A	115,879	2,182
General Mills Inc.	47,350	1,825
Avon Products Inc.	103,900	1,684
* Monster Beverage Corp.	17,000	1,210
Hershey Co.	16,300	1,174
^ SUPERVALU Inc.	211,000	1,093
Clorox Co.	14,940	1,083
ConAgra Foods Inc.	29,783	772
Campbell Soup Co.	19,700	658
Coca-Cola Enterprises Inc.	22,400	628
Molson Coors Brewing Co. Class B	5,900	245

	Brown-Forman Corp. Class B	2,200	213
*	Susser Holdings Corp.	2,900	108
*	Cott Corp.	13,094	108
*	Fresh Market Inc.	2,000	107
	HJ Heinz Co.	1,590	86
	Hormel Foods Corp.	2,154	66
*	Energizer Holdings Inc.	700	53
*	Smart Balance Inc.	5,057	47
*	Post Holdings Inc.	1,499	46
	Fresh Del Monte Produce Inc.	885	21
*	USANA Health Sciences Inc.	404	17
	Nu Skin Enterprises Inc. Class A	100	5
	Harris Teeter Supermarkets Inc.	100	4
*	Rite Aid Corp.	2,600	4
*	Spectrum Brands Holdings Inc.	100	3
*	Harbinger Group Inc.	299	2
			448,711
Energy (10.0%)
	Exxon Mobil Corp.	1,571,414	134,466
	Chevron Corp.	711,542	75,068
	ConocoPhillips	734,294	41,032
	Occidental Petroleum Corp.	356,195	30,551
	Marathon Petroleum Corp.	468,800	21,058
	Schlumberger Ltd.	267,519	17,365
	Anadarko Petroleum Corp.	206,482	13,669
	National Oilwell Varco Inc.	206,824	13,328
*	Phillips 66	299,599	9,959
	EOG Resources Inc.	108,300	9,759
	Marathon Oil Corp.	349,600	8,939
	Spectra Energy Corp.	297,140	8,635
	Williams Cos. Inc.	263,000	7,580
	Devon Energy Corp.	115,091	6,674
	Halliburton Co.	77,593	2,203
*	Tesoro Corp.	86,750	2,165
	Pioneer Natural Resources Co.	19,196	1,693
	Hess Corp.	37,908	1,647
	Peabody Energy Corp.	66,450	1,629
	Noble Energy Inc.	18,512	1,570
	Apache Corp.	15,800	1,389
*	WPX Energy Inc.	81,799	1,323
*	Nabors Industries Ltd.	76,400	1,100
	Murphy Oil Corp.	21,600	1,086
	Baker Hughes Inc.	18,281	751
	Diamond Offshore Drilling Inc.	7,700	455
*,^ ATP Oil & Gas Corp.		84,603	286
	Sunoco Inc.	4,800	228
	Core Laboratories NV	1,800	209
*	SemGroup Corp. Class A	6,499	208
*	Ocean Rig UDW Inc.	13,100	177
	SandRidge Mississippian Trust II	8,400	159
*	Cheniere Energy Inc.	9,400	139
*	Rentech Inc.	65,700	135
*	Hercules Offshore Inc.	28,600	101
*	Harvest Natural Resources Inc.	11,600	99
	W&T Offshore Inc.	5,100	78
*	Lone Pine Resources Inc.	26,900	74
*	ZaZa Energy Corp.	10,400	47

* Matador Resources Co.	4,274	46
* Willbros Group Inc.	6,800	44
Teekay Tankers Ltd. Class A	4,500	21
* Amyris Inc.	4,182	19
Targa Resources Corp.	400	17
* Cloud Peak Energy Inc.	932	16
* Denbury Resources Inc.	918	14
* Kosmos Energy Ltd.	1,200	13
Forum Energy Technologies Inc.	602	12
* Swift Energy Co.	400	7
* Patriot Coal Corp.	5,100	6
DHT Holdings Inc.	9,763	6
Halcon Resources Corp.	432	4
* TGC Industries Inc.	400	4
* Hyperdynamics Corp.	4,300	4
* Energy Partners Ltd.	200	3
Crosstex Energy Inc.	218	3
Midstates Petroleum Co. Inc.	233	2
* Houston American Energy Corp.	1,404	2
* GasLog Ltd.	101	1
* Syntroleum Corp.	1,500	1
		417,279
Exchange-Traded Fund (0.2%)
SPDR S&P 500 ETF Trust	54,100	7,372

Financials (15.2%)
Wells Fargo & Co.	1,946,100	65,078
JPMorgan Chase & Co.	1,417,701	50,654
US Bancorp	997,741	32,087
American Express Co.	524,037	30,504
* Berkshire Hathaway Inc. Class B	289,555	24,129
Simon Property Group Inc.	152,300	23,707
Bank of America Corp.	2,373,800	19,418
* American International Group Inc.	548,690	17,607
Marsh & McLennan Cos. Inc.	527,825	17,012
Citigroup Inc.	619,900	16,991
Discover Financial Services	487,300	16,851
Goldman Sachs Group Inc.	166,000	15,913
Torchmark Corp.	311,100	15,726
Public Storage	107,569	15,534
CME Group Inc.	57,738	15,480
American Tower Corporation	197,955	13,839
Equity Residential	204,639	12,761
Franklin Resources Inc.	107,450	11,926
Capital One Financial Corp.	216,634	11,841
T. Rowe Price Group Inc.	183,766	11,570
Fifth Third Bancorp	859,100	11,512
ACE Ltd.	150,527	11,159
Assurant Inc.	291,533	10,157
HCP Inc.	221,345	9,772
Allstate Corp.	250,100	8,776
Invesco Ltd.	364,630	8,241
Legg Mason Inc.	308,289	8,130
NASDAQ OMX Group Inc.	313,722	7,112
SLM Corp.	404,000	6,347
Chubb Corp.	87,116	6,344
Prologis Inc.	189,600	6,300

Federated Investors Inc. Class B	282,462	6,172
BB&T Corp.	196,600	6,065
Ameriprise Financial Inc.	115,784	6,051
Kimco Realty Corp.	305,020	5,805
State Street Corp.	121,500	5,424
Travelers Cos. Inc.	73,716	4,706
PNC Financial Services Group Inc.	60,606	3,704
Moody's Corp.	91,150	3,332
Plum Creek Timber Co. Inc.	78,386	3,112
Equity Lifestyle Properties Inc.	45,100	3,111
M&T Bank Corp.	36,689	3,029
Northern Trust Corp.	65,700	3,023
Aon plc	64,100	2,999
SunTrust Banks Inc.	121,550	2,945
Unum Group	153,145	2,930
BlackRock Inc.	17,000	2,887
Bank of New York Mellon Corp.	112,100	2,461
Hudson City Bancorp Inc.	385,484	2,456
Apartment Investment & Management Co. Class A	90,756	2,453
Weyerhaeuser Co.	107,258	2,398
KeyCorp	268,900	2,081
People's United Financial Inc.	178,492	2,072
Loews Corp.	48,644	1,990
Erie Indemnity Co. Class A	25,871	1,853
Granite Real Estate Inc.	52,902	1,794
Ventas Inc.	28,000	1,767
Leucadia National Corp.	65,087	1,384
Morgan Stanley	90,700	1,323
Principal Financial Group Inc.	50,100	1,314
Host Hotels & Resorts Inc.	81,700	1,292
Prudential Financial Inc.	25,300	1,225
Aflac Inc.	25,429	1,083
Vornado Realty Trust	12,300	1,033
AvalonBay Communities Inc.	6,911	978
Newcastle Investment Corp.	97,900	656
Huntington Bancshares Inc.	96,500	618
Symetra Financial Corp.	38,684	488
* E*TRADE Financial Corp.	48,100	387
CNO Financial Group Inc.	42,762	334
* First Industrial Realty Trust Inc.	25,900	327
* NewStar Financial Inc.	23,800	308
Starwood Property Trust Inc.	13,700	292
RLI Corp.	3,400	232
* IntercontinentalExchange Inc.	1,380	188
RLJ Lodging Trust	10,350	188
Hartford Financial Services Group Inc.	10,021	177
Reinsurance Group of America Inc. Class A	3,000	160
White Mountains Insurance Group Ltd.	300	157
American Assets Trust Inc.	6,300	153
* eHealth Inc.	8,950	144
* Central Pacific Financial Corp.	9,336	132
Taubman Centers Inc.	1,700	131
Cash America International Inc.	2,800	123
NYSE Euronext	4,700	120
Boston Properties Inc.	1,000	108
Charles Schwab Corp.	6,800	88
* Netspend Holdings Inc.	9,467	87

Getty Realty Corp.	4,300	82
ProAssurance Corp.	900	80
* Strategic Hotels & Resorts Inc.	11,800	76
Aspen Insurance Holdings Ltd.	2,400	69
* Alleghany Corp.	200	68
* Sunstone Hotel Investors Inc.	5,600	62
United Fire Group Inc.	2,419	52
Retail Properties of America Inc.	5,300	52
Dynex Capital Inc.	4,900	51
FBL Financial Group Inc. Class A	1,800	50
* Citizens Republic Bancorp Inc.	2,869	49
Primerica Inc.	1,700	45
* Popular Inc.	2,117	35
Selective Insurance Group Inc.	2,000	35
Everest Re Group Ltd.	315	33
Saul Centers Inc.	737	32
Old National Bancorp	2,600	31
Parkway Properties Inc.	2,579	29
First Financial Bankshares Inc.	700	24
AG Mortgage Investment Trust Inc.	1,000	21
Terreno Realty Corp.	1,400	21
Fulton Financial Corp.	1,977	20
* Southwest Bancorp Inc.	2,039	19
Progressive Corp.	900	19
* United Community Banks Inc.	1,836	16
STAG Industrial Inc.	1,047	15
Old Republic International Corp.	1,800	15
Willis Group Holdings plc	400	15
Regions Financial Corp.	2,100	14
* Sterling Financial Corp.	600	11
Apollo Commercial Real Estate Finance Inc.	700	11
* First BanCorp	2,800	11
Retail Opportunity Investments Corp.	900	11
* Hilltop Holdings Inc.	1,000	10
* Ezcorp Inc. Class A	400	9
Winthrop Realty Trust	700	8
* Phoenix Cos. Inc.	4,524	8
* Virtus Investment Partners Inc.	100	8
Health Care REIT Inc.	125	7
Park National Corp.	100	7
* Howard Hughes Corp.	100	6
Provident New York Bancorp	800	6
Fidus Investment Corp.	400	6
* Genworth Financial Inc. Class A	1,070	6
* FBR & Co.	2,060	6
Equity One Inc.	251	5
Western Asset Mortgage Capital Corp.	219	4
Whitestone REIT Class B	300	4
* Imperial Holdings Inc.	1,000	4
American Realty Capital Trust Inc.	300	3
MarketAxess Holdings Inc.	115	3
Heritage Financial Group Inc.	209	3
* Preferred Bank	196	3
* Virginia Commerce Bancorp Inc.	300	3
NGP Capital Resources Co.	300	2
Medley Capital Corp.	170	2
Ares Commercial Real Estate Corp.	100	2

Encore Bancshares Inc.	84	2
Horizon Technology Finance Corp.	100	2
Thomas Properties Group Inc.	300	2
Golub Capital BDC Inc.	100	1
SI Financial Group Inc.	100	1
Kaiser Federal Financial Group Inc.	76	1
* MetroCorp Bancshares Inc.	100	1
CreXus Investment Corp.	100	1
Orrstown Financial Services Inc.	100	1
		635,639
Health Care (11.6%)
Pfizer Inc.	3,701,979	85,146
Johnson & Johnson	879,796	59,439
Merck & Co. Inc.	1,396,766	58,315
Bristol-Myers Squibb Co.	864,604	31,083
Abbott Laboratories	469,226	30,251
Eli Lilly & Co.	677,051	29,052
UnitedHealth Group Inc.	484,398	28,337
WellPoint Inc.	236,812	15,106
Cardinal Health Inc.	350,810	14,734
McKesson Corp.	155,972	14,622
Amgen Inc.	175,721	12,835
Baxter International Inc.	235,868	12,536
Aetna Inc.	255,620	9,910
Covidien plc	140,100	7,495
Humana Inc.	84,816	6,568
* Biogen Idec Inc.	44,649	6,446
AmerisourceBergen Corp. Class A	161,310	6,348
* Celgene Corp.	90,560	5,810
* DaVita Inc.	53,800	5,284
* Forest Laboratories Inc.	147,767	5,170
Medtronic Inc.	105,853	4,100
Becton Dickinson and Co.	54,002	4,037
* Tenet Healthcare Corp.	764,185	4,004
Stryker Corp.	59,793	3,295
* Alexion Pharmaceuticals Inc.	28,900	2,870
Allergan Inc.	30,500	2,823
Thermo Fisher Scientific Inc.	40,800	2,118
* Life Technologies Corp.	43,591	1,961
PerkinElmer Inc.	71,580	1,847
* Intuitive Surgical Inc.	2,822	1,563
Agilent Technologies Inc.	38,600	1,515
Zimmer Holdings Inc.	19,600	1,261
* Watson Pharmaceuticals Inc.	10,998	814
* XenoPort Inc.	132,982	803
* Illumina Inc.	18,200	735
CR Bard Inc.	6,500	698
* CareFusion Corp.	26,590	683
* Theravance Inc.	27,700	615
* Questcor Pharmaceuticals Inc.	11,400	607
HCA Holdings Inc.	16,402	499
St. Jude Medical Inc.	11,200	447
* Allscripts Healthcare Solutions Inc.	38,800	424
* Hospira Inc.	11,500	402
* MedAssets Inc.	29,200	393
* Orexigen Therapeutics Inc.	70,500	391
* Medivation Inc.	4,200	384

	Patterson Cos. Inc.	9,700	334
*	Emergent Biosolutions Inc.	19,575	297
*	Furiex Pharmaceuticals Inc.	12,200	256
*	Sequenom Inc.	61,729	251
*	Pain Therapeutics Inc.	41,997	197
*	HealthSouth Corp.	7,000	163
*	Allos Therapeutics Inc.	83,100	149
*	AngioDynamics Inc.	9,700	117
*	Keryx Biopharmaceuticals Inc.	62,806	113
*	ArthroCare Corp.	3,600	105
	Invacare Corp.	6,800	105
*	AMAG Pharmaceuticals Inc.	6,100	94
*	LCA-Vision Inc.	20,697	89
	Hill-Rom Holdings Inc.	2,100	65
*	Array BioPharma Inc.	17,800	62
*	Masimo Corp.	2,587	58
*	Cambrex Corp.	4,600	43
*	Idenix Pharmaceuticals Inc.	4,144	43
*	Pharmacyclics Inc.	700	38
*,^ KV Pharmaceutical Co. Class A		53,246	29
*	Nanosphere Inc.	12,800	28
*	Alnylam Pharmaceuticals Inc.	2,300	27
*	TranS1 Inc.	10,180	25
*	Neurocrine Biosciences Inc.	3,098	25
*	Myriad Genetics Inc.	900	21
*	Amicus Therapeutics Inc.	3,533	19
*	Discovery Laboratories Inc.	7,897	18
*	Nymox Pharmaceutical Corp.	2,800	18
*	Luminex Corp.	700	17
*	SIGA Technologies Inc.	5,900	17
	Omnicare Inc.	500	16
*	PharMerica Corp.	1,400	15
*	PhotoMedex Inc.	1,000	12
*	Biosante Pharmaceuticals Inc.	4,189	11
*	Enzon Pharmaceuticals Inc.	1,520	10
*	Pozen Inc.	1,600	10
*	Endocyte Inc.	1,000	8
*	Aegerion Pharmaceuticals Inc.	500	7
*	Health Net Inc.	300	7
	Acadia Healthcare Co. Inc.	380	7
*	Cell Therapeutics Inc.	9,800	6
*	GTx Inc.	1,509	5
*	Repligen Corp.	1,200	5
*	Horizon Pharma Inc.	699	5
*	MModal Inc.	371	5
	Spectrum Pharmaceuticals Inc.	300	5
*	Biolase Inc.	2,339	5
*	Pacific Biosciences of California Inc.	2,000	4
*	Pacira Pharmaceuticals Inc.	265	4
*	Myrexis Inc.	1,550	4
*	Agenus Inc.	760	4
*	Trius Therapeutics Inc.	608	4
*	Anthera Pharmaceuticals Inc.	5,000	3
*	Fluidigm Corp.	200	3
*	ImmunoCellular Therapeutics Ltd.	800	3
*	Ironwood Pharmaceuticals Inc. Class A	203	3
*	Anika Therapeutics Inc.	200	3

* Omeros Corp.	212	2
Integramed America Inc.	149	2
* NPS Pharmaceuticals Inc.	215	2
* Universal American Corp.	170	2
* Ventrus Biosciences Inc.	400	2
* Alimera Sciences Inc.	400	1
Tornier NV	49	1
Unilife Corp.	100	—
		486,785
Industrials (10.7%)
General Electric Co.	4,318,200	89,991
United Parcel Service Inc. Class B	336,545	26,506
Union Pacific Corp.	219,635	26,205
General Dynamics Corp.	360,675	23,790
Northrop Grumman Corp.	342,406	21,842
Lockheed Martin Corp.	250,074	21,776
Tyco International Ltd.	381,580	20,167
Raytheon Co.	344,631	19,503
Norfolk Southern Corp.	267,502	19,199
Caterpillar Inc.	214,821	18,240
United Technologies Corp.	208,400	15,740
Cummins Inc.	141,167	13,680
CSX Corp.	501,433	11,212
Precision Castparts Corp.	64,037	10,533
L-3 Communications Holdings Inc.	140,585	10,405
Boeing Co.	137,673	10,229
Parker Hannifin Corp.	116,720	8,973
Textron Inc.	306,900	7,633
WW Grainger Inc.	39,859	7,623
Equifax Inc.	160,122	7,462
Emerson Electric Co.	117,652	5,480
Republic Services Inc. Class A	197,800	5,234
Southwest Airlines Co.	553,500	5,103
Honeywell International Inc.	86,600	4,836
Snap-on Inc.	57,222	3,562
Goodrich Corp.	24,200	3,071
Covanta Holding Corp.	173,400	2,974
Xylem Inc.	104,600	2,633
Cintas Corp.	67,600	2,610
Rockwell Automation Inc.	37,654	2,487
Ingersoll-Rand plc	54,200	2,286
Cooper Industries plc	31,775	2,166
Illinois Tool Works Inc.	36,650	1,938
* Sensata Technologies Holding NV	70,208	1,880
* Verisk Analytics Inc. Class A	37,700	1,857
3M Co.	18,480	1,656
Masco Corp.	107,300	1,488
* Nielsen Holdings NV	22,593	592
Robert Half International Inc.	15,900	454
Ryder System Inc.	11,500	414
Pitney Bowes Inc.	22,300	334
* Esterline Technologies Corp.	4,500	281
* EnerNOC Inc.	38,100	276
* Rexnord Corp.	13,100	263
Flowserve Corp.	2,200	252
* FuelCell Energy Inc.	237,300	240
* DigitalGlobe Inc.	15,589	236

* Swift Transportation Co.	25,000	236
AAR Corp.	16,900	228
Fastenal Co.	5,100	206
* Teledyne Technologies Inc.	2,800	173
* ACCO Brands Corp.	16,600	172
* AerCap Holdings NV	15,200	171
Actuant Corp. Class A	6,200	168
Towers Watson & Co. Class A	2,500	150
Expeditors International of Washington Inc.	3,628	141
* GeoEye Inc.	8,500	132
Albany International Corp.	6,500	122
American Science & Engineering Inc.	1,945	110
* Babcock & Wilcox Co.	3,300	81
Quad/Graphics Inc.	5,400	78
Dun & Bradstreet Corp.	1,000	71
US Ecology Inc.	3,200	57
* Huntington Ingalls Industries Inc.	1,367	55
Rockwell Collins Inc.	1,111	55
* Fuel Tech Inc.	10,857	53
Mueller Industries Inc.	1,200	51
* Federal Signal Corp.	8,000	47
* Nortek Inc.	860	43
* Shaw Group Inc.	1,400	38
Safe Bulkers Inc.	5,400	33
Avery Dennison Corp.	1,200	33
Portfolio Recovery Associates Inc.	348	32
Tennant Co.	755	30
Iron Mountain Inc.	799	26
* Odyssey Marine Exploration Inc.	7,006	26
* Pendrell Corp.	21,500	24
Kaman Corp.	735	23
* Alaska Air Group Inc.	600	22
Star Bulk Carriers Corp.	27,146	20
* Air Lease Corp.	984	19
Aceto Corp.	2,084	19
* American Reprographics Co.	3,710	19
John Bean Technologies Corp.	1,338	18
Costamare Inc.	1,300	18
* Dycom Industries Inc.	900	17
Corporate Executive Board Co.	391	16
Copa Holdings SA Class A	174	14
* CRA International Inc.	900	13
* Xerium Technologies Inc.	4,427	13
PACCAR Inc.	314	12
* KEYW Holding Corp.	1,136	11
* Edgen Group Inc.	1,435	11
* Pacer International Inc.	1,949	11
Waste Connections Inc.	343	10
Harsco Corp.	500	10
Fluor Corp.	200	10
* NCI Building Systems Inc.	900	10
Spirit Airlines Inc.	475	9
* Old Dominion Freight Line Inc.	200	9
* Quality Distribution Inc.	600	7
* Thermon Group Holdings Inc.	300	6
* Encore Capital Group Inc.	177	5
Acuity Brands Inc.	100	5

Woodward Inc.	122	5
* EnPro Industries Inc.	104	4
* Roadrunner Transportation Systems Inc.	200	3
LB Foster Co. Class A	116	3
* CPI Aerostructures Inc.	300	3
* RPX Corp.	224	3
* Proto Labs Inc.	100	3
* Tecumseh Products Co. Class A	568	3
* Navistar International Corp.	100	3
Acorn Energy Inc.	300	3
Ceco Environmental Corp.	300	2
* Zipcar Inc.	200	2
* AECOM Technology Corp.	100	2
* Eagle Bulk Shipping Inc.	400	1
		448,551
Information Technology (19.3%)
* Apple Inc.	327,563	191,297
International Business Machines Corp.	448,576	87,733
Microsoft Corp.	2,693,474	82,393
Intel Corp.	1,642,575	43,775
QUALCOMM Inc.	767,806	42,751
* Google Inc. Class A	66,409	38,522
Cisco Systems Inc.	2,141,397	36,768
Oracle Corp.	1,068,025	31,720
Visa Inc. Class A	232,986	28,804
Mastercard Inc. Class A	63,239	27,200
Accenture plc Class A	309,677	18,608
Motorola Solutions Inc.	299,918	14,429
KLA-Tencor Corp.	201,905	9,944
* Symantec Corp.	669,400	9,780
Intuit Inc.	153,500	9,110
* eBay Inc.	216,066	9,077
* EMC Corp.	348,500	8,932
* Western Digital Corp.	276,700	8,434
Total System Services Inc.	352,344	8,432
* VeriSign Inc.	163,700	7,132
Applied Materials Inc.	614,569	7,043
Jabil Circuit Inc.	315,100	6,406
* LSI Corp.	974,137	6,205
Hewlett-Packard Co.	304,800	6,130
Marvell Technology Group Ltd.	375,100	4,231
CA Inc.	154,700	4,191
* Citrix Systems Inc.	45,700	3,836
* Advanced Micro Devices Inc.	593,000	3,398
Texas Instruments Inc.	112,102	3,216
* Juniper Networks Inc.	191,500	3,123
* Zebra Technologies Corp.	77,381	2,659
* BMC Software Inc.	60,200	2,569
Analog Devices Inc.	66,284	2,497
Fidelity National Information Services Inc.	63,680	2,170
* Red Hat Inc.	38,000	2,146
* Autodesk Inc.	51,100	1,788
Harris Corp.	41,393	1,732
* Fiserv Inc.	23,900	1,726
Seagate Technology plc	68,400	1,692
* Quest Software Inc.	60,200	1,677
* NetApp Inc.	50,700	1,613

*	Teradata Corp.	18,800	1,354
*	F5 Networks Inc.	13,213	1,315
	Paychex Inc.	37,300	1,172
*	NVIDIA Corp.	82,300	1,137
	Xerox Corp.	131,600	1,036
*	SanDisk Corp.	27,800	1,014
*	Dell Inc.	71,816	899
*	Cognizant Technology Solutions Corp. Class A	14,816	889
	Tessera Technologies Inc.	56,982	876
	Linear Technology Corp.	27,101	849
*	AOL Inc.	29,600	831
*	CACI International Inc. Class A	10,900	600
*	Vocus Inc.	30,900	575
	Avago Technologies Ltd.	15,800	567
	Microchip Technology Inc.	16,178	535
*	Mentor Graphics Corp.	25,912	389
	IAC/InterActiveCorp	8,300	378
*,^ VistaPrint NV		11,700	378
	Molex Inc.	15,100	361
*	Acxiom Corp.	23,257	351
*	Micron Technology Inc.	53,700	339
*	Ixia	27,896	335
*	Silicon Image Inc.	77,700	322
*	CoreLogic Inc.	17,100	313
*	Dolby Laboratories Inc. Class A	5,800	240
*	Agilysys Inc.	21,400	186
	InterDigital Inc.	6,200	183
*	Riverbed Technology Inc.	10,700	173
*	NCR Corp.	7,500	170
*	Zynga Inc. Class A	31,300	170
*	Brocade Communications Systems Inc.	31,200	154
	Loral Space & Communications Inc.	2,200	148
*,^ Logitech International SA		9,700	104
*	ShoreTel Inc.	21,900	96
*	Ancestry.com Inc.	3,400	94
	FLIR Systems Inc.	4,767	93
	SAIC Inc.	7,651	93
*	ExlService Holdings Inc.	3,300	81
*	Demand Media Inc.	6,300	71
*	Kulicke & Soffa Industries Inc.	7,500	67
*	Maxwell Technologies Inc.	9,300	61
*	Netscout Systems Inc.	2,620	57
*	Freescale Semiconductor Ltd.	5,200	53
	Black Box Corp.	1,800	52
*	Mattson Technology Inc.	22,000	39
*	Anaren Inc.	1,887	37
*	MIPS Technologies Inc. Class A	5,544	37
	Western Union Co.	1,900	32
	FleetCor Technologies Inc.	885	31
	Xyratex Ltd.	2,700	31
*	SS&C Technologies Holdings Inc.	1,200	30
*	Comverse Technology Inc.	5,029	29
*	Yahoo! Inc.	1,800	28
*	Arrow Electronics Inc.	700	23
*	IntraLinks Holdings Inc.	5,100	22
*	WebMD Health Corp.	953	20
*	TNS Inc.	851	15

* UTStarcom Holdings Corp.	11,400	14
* SunPower Corp. Class A	2,800	13
* Ariba Inc.	300	13
* TeleCommunication Systems Inc. Class A	10,606	13
* Powerwave Technologies Inc.	17,118	12
* Aspen Technology Inc.	516	12
* MoneyGram International Inc.	800	12
Automatic Data Processing Inc.	200	11
Vantiv Inc. Class A	400	9
* Imation Corp.	1,494	9
* Integrated Device Technology Inc.	1,500	8
Sapient Corp.	800	8
EasyLink Services International Corp. Class A	1,100	8
THQ Inc.	12,630	8
* STEC Inc.	900	7
Corning Inc.	478	6
Dice Holdings Inc.	617	6
AuthenTec Inc.	1,200	5
Digimarc Corp.	200	5
* QuinStreet Inc.	483	4
* Global Cash Access Holdings Inc.	525	4
Unisys Corp.	151	3
* Seachange International Inc.	358	3
Neonode Inc.	400	2
* Demandware Inc.	100	2
* Perficient Inc.	200	2
* ExactTarget Inc.	100	2
Telular Corp.	222	2
* Symmetricom Inc.	338	2
* Amtech Systems Inc.	500	2
* Smith Micro Software Inc.	969	2
* Dynamics Research Corp.	300	2
* Actuate Corp.	217	2
* FriendFinder Networks Inc.	1,250	1
* Monster Worldwide Inc.	100	1
Rimage Corp.	100	1
* Network Equipment Technologies Inc.	600	1
		804,641
Materials (2.4%)
Monsanto Co.	317,900	26,316
Freeport-McMoRan Copper & Gold Inc.	364,173	12,407
PPG Industries Inc.	107,030	11,358
CF Industries Holdings Inc.	46,650	9,038
EI du Pont de Nemours & Co.	173,796	8,789
International Paper Co.	265,200	7,667
Eastman Chemical Co.	73,017	3,678
Sherwin-Williams Co.	25,200	3,335
Newmont Mining Corp.	67,933	3,295
Ball Corp.	74,600	3,062
Sealed Air Corp.	85,400	1,319
FMC Corp.	23,000	1,230
International Flavors & Fragrances Inc.	20,500	1,123
Praxair Inc.	8,540	929
Airgas Inc.	9,900	832
Georgia Gulf Corp.	29,000	744
Titanium Metals Corp.	45,635	516
PH Glatfelter Co.	30,472	499

	MeadWestvaco Corp.	16,894	486
	Schweitzer-Mauduit International Inc.	6,000	409
*	Headwaters Inc.	74,010	381
	Bemis Co. Inc.	11,500	360
*	Owens-Illinois Inc.	18,300	351
*	Mercer International Inc.	50,341	287
*	Clearwater Paper Corp.	6,169	210
	Hecla Mining Co.	41,590	198
*	SunCoke Energy Inc.	11,239	165
	Royal Gold Inc.	1,603	126
*	Resolute Forest Products	9,500	110
*,^ Rare Element Resources Ltd.		19,200	95
	Teck Resources Ltd. Class B	3,000	93
	Cliffs Natural Resources Inc.	1,600	79
	Myers Industries Inc.	4,552	78
	Noranda Aluminum Holding Corp.	8,776	70
	Wausau Paper Corp.	4,200	41
*	US Silica Holdings Inc.	3,600	40
*	General Moly Inc.	8,000	25
*	Thompson Creek Metals Co. Inc.	7,200	23
	Valspar Corp.	400	21
*	GSE Holding Inc.	1,800	19
*	Ferro Corp.	2,500	12
*	Louisiana-Pacific Corp.	1,100	12
	WR Grace & Co.	191	10
	Packaging Corp. of America	300	8
	Domtar Corp.	100	8
*	Tahoe Resources Inc.	400	6
	Cabot Corp.	100	4
	Boise Inc.	500	3
			99,867
Telecommunication Services (2.7%)
	AT&T Inc.	2,057,137	73,358
	Verizon Communications Inc.	778,069	34,577
*	Crown Castle International Corp.	36,300	2,129
*	Sprint Nextel Corp.	321,800	1,049
*	MetroPCS Communications Inc.	80,781	489
	Frontier Communications Corp.	92,400	354
	Windstream Corp.	26,300	254
*	Vonage Holdings Corp.	38,781	78
	Cellcom Israel Ltd.	6,500	40
	USA Mobility Inc.	2,723	35
			112,363
Utilities (3.4%)
	Public Service Enterprise Group Inc.	467,797	15,203
	American Electric Power Co. Inc.	354,572	14,147
	FirstEnergy Corp.	277,044	13,628
	DTE Energy Co.	155,880	9,248
	PG&E Corp.	182,500	8,262
	Pinnacle West Capital Corp.	158,550	8,203
	CenterPoint Energy Inc.	337,250	6,971
*	AES Corp.	503,387	6,458
	Ameren Corp.	168,400	5,648
	Exelon Corp.	143,160	5,386
	Entergy Corp.	75,199	5,105
	Northeast Utilities	130,800	5,076

Southern Co.			98,630	4,567
Dominion Resources Inc.			69,969	3,778
Consolidated Edison Inc.			59,697	3,713
Duke Energy Corp.			151,560	3,495
NextEra Energy Inc.			46,990	3,233
ONEOK Inc.			69,840	2,955
Sempra Energy			35,054	2,415
AGL Resources Inc.			57,133	2,214
Integrys Energy Group Inc.			38,277	2,177
* NRG Energy Inc.			105,400	1,830
Wisconsin Energy Corp.			35,540	1,406
Xcel Energy Inc.			47,010	1,336
NiSource Inc.			48,600	1,203
Pepco Holdings Inc.			46,675	913
UNS Energy Corp.			11,800	453
TECO Energy Inc.			24,000	433
PPL Corp.			14,500	403
WGL Holdings Inc.			7,700	306
IDACORP Inc.			6,488	273
NorthWestern Corp.			6,500	239
CMS Energy Corp.			6,200	146
MGE Energy Inc.			2,450	116
Great Plains Energy Inc.			3,400	73
Chesapeake Utilities Corp.			1,107	48
California Water Service Group			1,000	19
Alliant Energy Corp.			400	18
Vectren Corp.			500	15
Edison International			215	10
ALLETE Inc.			171	7
Atmos Energy Corp.			100	4
				141,133
Total Common Stocks (Cost $3,637,243)				4,092,969
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.2%)
[2,3] Vanguard Market Liquidity Fund	0.148%		90,104,274	90,104

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.130%	7/20/12	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	100	100
[4,6] Freddie Mac Discount Notes	0.135%	8/6/12	100	100
[4,6] Freddie Mac Discount Notes	0.145%	9/17/12	8,000	7,997
United States Treasury Note/Bond	4.250%	9/30/12	100	101
				8,398
Total Temporary Cash Investments (Cost $98,503)				98,502
Total Investments (100.3%) (Cost $3,735,746)				4,191,471
Other Assets and Liabilities-Net (-0.3%)[3]				(12,114)
Net Assets (100%)				4,179,357

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,791,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,019,000 of collateral received for securities on loan.
4 Securities with a value of $8,297,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,092,969	—	—
Temporary Cash Investments	90,104	8,398	—
Futures Contracts—Assets[1]	2,017	—	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	4,185,041	8,398	—
1 Represents variation margin on the last day of the reporting period.

Growth and Income Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	225	76,298	2,283
E-mini S&P 500 Index	September 2012	31	2,102	12
E-mini S&P 500 Index	September 2012	(20)	(1,356)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $3,735,746,000. Net unrealized appreciation of investment securities for tax purposes was $455,725,000, consisting of unrealized gains of $551,243,000 on securities that had risen in value since their purchase and $95,518,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.4%)
Comcast Corp. Class A	95,991	3,069
TJX Cos. Inc.	59,500	2,554
CBS Corp. Class B	77,800	2,550
News Corp. Class A	103,500	2,307
* AutoZone Inc.	5,700	2,093
Macy's Inc.	59,800	2,054
Dillard's Inc. Class A	30,200	1,923
Jarden Corp.	45,600	1,916
Brinker International Inc.	60,000	1,912
Las Vegas Sands Corp.	43,000	1,870
Regal Entertainment Group Class A	124,700	1,716
Wynn Resorts Ltd.	16,100	1,670
Home Depot Inc.	30,800	1,632
Thor Industries Inc.	58,700	1,609
* priceline.com Inc.	2,300	1,528
Belo Corp. Class A	215,000	1,385
Foot Locker Inc.	44,100	1,349
* DIRECTV Class A	26,400	1,289
Coach Inc.	19,300	1,129
Advance Auto Parts Inc.	15,800	1,078
* Delphi Automotive plc	34,200	872
Cracker Barrel Old Country Store Inc.	11,200	703
PVH Corp.	8,400	653
Starwood Hotels & Resorts Worldwide Inc.	11,900	631
McDonald's Corp.	5,911	523
* Tempur-Pedic International Inc.	21,400	501
* Conn's Inc.	20,300	301
* Bed Bath & Beyond Inc.	4,300	266
		41,083
Consumer Staples (9.6%)
Philip Morris International Inc.	64,450	5,624
Altria Group Inc.	103,200	3,566
Kimberly-Clark Corp.	31,000	2,597
Whole Foods Market Inc.	25,800	2,459
Procter & Gamble Co.	37,951	2,325
Lorillard Inc.	14,900	1,966
Kroger Co.	81,200	1,883
Kraft Foods Inc.	44,900	1,734
Reynolds American Inc.	38,600	1,732
ConAgra Foods Inc.	63,600	1,649
Coca-Cola Co.	20,490	1,602
Herbalife Ltd.	31,400	1,518
Coca-Cola Enterprises Inc.	40,600	1,138
Estee Lauder Cos. Inc. Class A	18,600	1,007
Nu Skin Enterprises Inc. Class A	19,300	905
Wal-Mart Stores Inc.	11,965	834
Safeway Inc.	38,700	702
PepsiCo Inc.	8,800	622

* USANA Health Sciences Inc.	9,700	399
Tyson Foods Inc. Class A	15,000	282
B&G Foods Inc. Class A	10,500	279
		34,823
Energy (10.3%)
Exxon Mobil Corp.	136,520	11,682
Chevron Corp.	65,365	6,896
ConocoPhillips	64,040	3,578
Marathon Petroleum Corp.	53,800	2,417
National Oilwell Varco Inc.	33,700	2,172
Occidental Petroleum Corp.	24,040	2,062
HollyFrontier Corp.	57,700	2,044
Marathon Oil Corp.	76,100	1,946
Williams Cos. Inc.	42,300	1,219
* Tesoro Corp.	40,700	1,016
Valero Energy Corp.	23,900	577
* Phillips 66	15,970	531
* Helix Energy Solutions Group Inc.	31,300	514
Schlumberger Ltd.	7,800	506
		37,160
Financials (16.0%)
Wells Fargo & Co.	170,470	5,701
JPMorgan Chase & Co.	147,336	5,264
US Bancorp	109,050	3,507
American Express Co.	58,720	3,418
Discover Financial Services	72,500	2,507
Chubb Corp.	33,970	2,474
Torchmark Corp.	43,200	2,184
Fifth Third Bancorp	160,000	2,144
Aflac Inc.	49,040	2,089
KeyCorp	248,200	1,921
Simon Property Group Inc.	12,300	1,915
White Mountains Insurance Group Ltd.	3,500	1,826
Assurant Inc.	49,700	1,732
Allied World Assurance Co. Holdings AG	20,341	1,617
* Berkshire Hathaway Inc. Class B	17,500	1,458
* World Acceptance Corp.	21,956	1,445
Public Storage	8,900	1,285
* American Capital Ltd.	117,900	1,187
Nelnet Inc. Class A	45,100	1,037
Taubman Centers Inc.	13,000	1,003
CBL & Associates Properties Inc.	49,600	969
Digital Realty Trust Inc.	12,400	931
Kimco Realty Corp.	48,700	927
Goldman Sachs Group Inc.	9,300	891
Duke Realty Corp.	58,200	852
American Financial Group Inc.	21,300	836
Hospitality Properties Trust	31,500	780
Lexington Realty Trust	88,700	751
* Credit Acceptance Corp.	8,800	743
Apartment Investment & Management Co. Class A	27,200	735
Moody's Corp.	17,200	629
Camden Property Trust	9,000	609
Everest Re Group Ltd.	4,400	455
NASDAQ OMX Group Inc.	19,300	438
Cash America International Inc.	8,600	379

BB&T Corp.	11,900	367
Liberty Property Trust	7,200	265
Bank of America Corp.	30,700	251
Citigroup Inc.	5,600	153
National Retail Properties Inc.	4,100	116
* Forest City Enterprises Inc. Class A	7,600	111
		57,902
Health Care (11.4%)
Pfizer Inc.	254,264	5,848
Abbott Laboratories	68,100	4,390
UnitedHealth Group Inc.	59,375	3,474
Bristol-Myers Squibb Co.	95,452	3,432
Eli Lilly & Co.	69,920	3,000
McKesson Corp.	27,800	2,606
Johnson & Johnson	37,007	2,500
Agilent Technologies Inc.	53,700	2,107
AmerisourceBergen Corp. Class A	52,300	2,058
Aetna Inc.	51,700	2,004
Merck & Co. Inc.	41,183	1,719
Humana Inc.	20,150	1,561
* Charles River Laboratories International Inc.	42,600	1,396
* Warner Chilcott plc Class A	72,900	1,306
Cooper Cos. Inc.	12,700	1,013
* Pharmacyclics Inc.	13,600	743
* Watson Pharmaceuticals Inc.	10,000	740
Cardinal Health Inc.	17,300	727
* Mettler-Toledo International Inc.	2,100	327
* WellCare Health Plans Inc.	5,100	270
		41,221
Industrials (10.9%)
General Electric Co.	286,380	5,968
Union Pacific Corp.	28,800	3,436
Raytheon Co.	42,200	2,388
Lockheed Martin Corp.	27,200	2,369
Northrop Grumman Corp.	36,330	2,317
Cummins Inc.	20,800	2,016
* Delta Air Lines Inc.	183,600	2,010
Textron Inc.	78,600	1,955
Parker Hannifin Corp.	24,200	1,861
Chicago Bridge & Iron Co. NV	46,000	1,746
Eaton Corp.	41,500	1,645
* CNH Global NV	42,300	1,644
PACCAR Inc.	41,500	1,626
Caterpillar Inc.	18,500	1,571
* Alaska Air Group Inc.	34,800	1,249
United Technologies Corp.	14,140	1,068
* United Rentals Inc.	27,100	922
Dun & Bradstreet Corp.	8,700	619
Pitney Bowes Inc.	41,000	614
L-3 Communications Holdings Inc.	7,700	570
FedEx Corp.	6,200	568
Cintas Corp.	13,200	510
United Parcel Service Inc. Class B	4,600	362
Towers Watson & Co. Class A	5,000	300
Deluxe Corp.	7,100	177

* Dollar Thrifty Automotive Group Inc.	1,160	94
		39,605
Information Technology (19.3%)
* Apple Inc.	25,320	14,787
International Business Machines Corp.	36,642	7,166
Microsoft Corp.	234,097	7,161
Intel Corp.	179,890	4,794
Cisco Systems Inc.	179,350	3,079
Accenture plc Class A	45,800	2,752
* Alliance Data Systems Corp.	17,000	2,295
Intuit Inc.	37,900	2,249
Motorola Solutions Inc.	46,700	2,247
* Unisys Corp.	103,200	2,018
* VMware Inc. Class A	19,900	1,812
* Dell Inc.	144,300	1,807
IAC/InterActiveCorp	39,300	1,792
* Google Inc. Class A	3,020	1,752
* Cadence Design Systems Inc.	158,300	1,740
* Western Digital Corp.	54,800	1,670
Heartland Payment Systems Inc.	50,900	1,531
KLA-Tencor Corp.	30,100	1,482
Anixter International Inc.	27,400	1,454
* LSI Corp.	226,700	1,444
Fair Isaac Corp.	29,000	1,226
Jabil Circuit Inc.	54,300	1,104
Oracle Corp.	28,048	833
Mastercard Inc. Class A	1,600	688
QUALCOMM Inc.	8,400	468
* Advanced Micro Devices Inc.	66,500	381
MAXIMUS Inc.	3,400	176
		69,908
Materials (4.0%)
Monsanto Co.	35,700	2,955
PPG Industries Inc.	23,100	2,451
CF Industries Holdings Inc.	11,850	2,296
FMC Corp.	38,800	2,075
International Paper Co.	68,100	1,969
Eastman Chemical Co.	37,000	1,864
Rockwood Holdings Inc.	21,200	940
		14,550
Telecommunication Services (3.2%)
AT&T Inc.	190,929	6,809
Verizon Communications Inc.	111,057	4,935
		11,744
Utilities (3.3%)
Public Service Enterprise Group Inc.	69,400	2,256
American Electric Power Co. Inc.	56,500	2,254
Consolidated Edison Inc.	35,300	2,195
Ameren Corp.	62,300	2,090
PNM Resources Inc.	98,800	1,931
Pinnacle West Capital Corp.	13,800	714
DTE Energy Co.	3,900	231
FirstEnergy Corp.	4,600	226
		11,897
Total Common Stocks (Cost $303,672)		359,893

	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.148%		1,845,155	1,845

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Treasury Note/Bond	1.375%	9/15/12	200	200
Total Temporary Cash Investments (Cost $2,046)				2,045
Total Investments (100.0%) (Cost $305,718)				361,938
Other Assets and Liabilities-Net (0.0%)				50
Net Assets (100%)				361,988

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

Structured Broad Market Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	359,893	—	—
Temporary Cash Investments	1,845	200	—
Futures Contracts—Assets[1]	51	—	—
Total	361,789	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2012	30	2,035	55

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $305,718,000. Net unrealized appreciation of investment securities for tax purposes was $56,220,000, consisting of unrealized gains of $66,178,000 on securities that had risen in value since their purchase and $9,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.5%)
Home Depot Inc.	104,675	5,547
News Corp. Class A	200,800	4,476
Comcast Corp. Class A	116,700	3,731
CBS Corp. Class B	104,590	3,428
Macy's Inc.	85,800	2,947
* O'Reilly Automotive Inc.	33,600	2,815
Harley-Davidson Inc.	60,200	2,753
Gap Inc.	100,500	2,750
Wyndham Worldwide Corp.	51,600	2,721
Newell Rubbermaid Inc.	144,800	2,627
Limited Brands Inc.	55,518	2,361
* DIRECTV Class A	44,100	2,153
Lowe's Cos. Inc.	47,600	1,354
Wynn Resorts Ltd.	12,850	1,333
Expedia Inc.	26,800	1,288
TJX Cos. Inc.	29,000	1,245
McDonald's Corp.	13,047	1,155
Yum! Brands Inc.	16,400	1,057
Viacom Inc. Class B	20,500	964
Walt Disney Co.	14,879	722
Ford Motor Co.	60,706	582
* Amazon.com Inc.	2,200	502
Starwood Hotels & Resorts Worldwide Inc.	7,700	408
Marriott International Inc. Class A	10,300	404
* Bed Bath & Beyond Inc.	5,400	334
Comcast Corp.	10,525	330
H&R Block Inc.	11,400	182
* PulteGroup Inc.	13,100	140
Harman International Industries Inc.	2,700	107
		50,416
Consumer Staples (10.6%)
Philip Morris International Inc.	95,936	8,371
Altria Group Inc.	149,200	5,155
Procter & Gamble Co.	79,894	4,894
Coca-Cola Co.	53,540	4,186
Kimberly-Clark Corp.	43,500	3,644
Whole Foods Market Inc.	34,100	3,250
* Constellation Brands Inc. Class A	114,500	3,098
Kroger Co.	121,700	2,822
Kraft Foods Inc.	68,000	2,626
* Dean Foods Co.	152,800	2,602
Wal-Mart Stores Inc.	29,246	2,039
Archer-Daniels-Midland Co.	58,700	1,733
PepsiCo Inc.	23,292	1,646
Costco Wholesale Corp.	13,800	1,311
Lorillard Inc.	7,600	1,003
CVS Caremark Corp.	19,100	893
Safeway Inc.	23,900	434

* Monster Beverage Corp.	6,000	427
Beam Inc.	6,100	381
Tyson Foods Inc. Class A	11,200	211
		50,726
Energy (11.3%)
Exxon Mobil Corp.	210,339	17,999
Chevron Corp.	99,356	10,482
ConocoPhillips	92,459	5,167
Marathon Petroleum Corp.	72,400	3,252
Occidental Petroleum Corp.	37,661	3,230
National Oilwell Varco Inc.	41,300	2,661
Marathon Oil Corp.	103,000	2,634
EOG Resources Inc.	27,900	2,514
* Tesoro Corp.	87,500	2,184
Schlumberger Ltd.	14,625	949
* Phillips 66	24,579	817
Williams Cos. Inc.	24,300	700
Valero Energy Corp.	27,800	671
Murphy Oil Corp.	7,600	382
* Nabors Industries Ltd.	11,100	160
Diamond Offshore Drilling Inc.	2,700	160
		53,962
Financials (15.2%)
Wells Fargo & Co.	251,335	8,405
JPMorgan Chase & Co.	216,979	7,753
US Bancorp	156,724	5,040
American Express Co.	83,200	4,843
Capital One Financial Corp.	66,200	3,618
Discover Financial Services	98,950	3,422
ACE Ltd.	45,300	3,358
* American International Group Inc.	102,800	3,299
Chubb Corp.	44,143	3,215
Simon Property Group Inc.	19,900	3,098
Allstate Corp.	87,500	3,070
Torchmark Corp.	56,550	2,859
Franklin Resources Inc.	24,600	2,730
Invesco Ltd.	109,300	2,470
Kimco Realty Corp.	121,800	2,318
Fifth Third Bancorp	170,300	2,282
HCP Inc.	43,300	1,912
Goldman Sachs Group Inc.	19,000	1,821
* Berkshire Hathaway Inc. Class B	20,505	1,709
* Berkshire Hathaway Inc. Class A	11	1,374
Citigroup Inc.	41,625	1,141
BB&T Corp.	27,200	839
Bank of America Corp.	97,953	801
Apartment Investment & Management Co. Class A	22,000	595
Ameriprise Financial Inc.	8,500	444
Huntington Bancshares Inc.	33,200	212
		72,628
Health Care (11.9%)
Pfizer Inc.	400,219	9,205
Merck & Co. Inc.	156,744	6,544
Abbott Laboratories	98,268	6,335
Johnson & Johnson	75,446	5,097
UnitedHealth Group Inc.	84,154	4,923

Bristol-Myers Squibb Co.	132,300	4,756
Eli Lilly & Co.	95,087	4,080
McKesson Corp.	37,200	3,487
* Watson Pharmaceuticals Inc.	37,840	2,800
Humana Inc.	33,020	2,557
Aetna Inc.	64,070	2,484
WellPoint Inc.	24,800	1,582
* Celgene Corp.	16,800	1,078
Cardinal Health Inc.	13,300	559
Agilent Technologies Inc.	13,500	530
Amgen Inc.	5,800	424
AmerisourceBergen Corp. Class A	9,798	386
		56,827
Industrials (10.9%)
General Electric Co.	532,022	11,087
Union Pacific Corp.	39,500	4,713
Caterpillar Inc.	47,400	4,025
Raytheon Co.	59,600	3,373
Lockheed Martin Corp.	38,000	3,309
Northrop Grumman Corp.	48,916	3,120
Norfolk Southern Corp.	42,700	3,065
United Parcel Service Inc. Class B	37,321	2,939
Parker Hannifin Corp.	37,800	2,906
Textron Inc.	107,300	2,669
Cummins Inc.	27,095	2,626
Eaton Corp.	57,200	2,267
Honeywell International Inc.	39,300	2,195
Boeing Co.	29,100	2,162
Ingersoll-Rand plc	11,600	489
PACCAR Inc.	8,300	325
United Technologies Corp.	3,336	252
Equifax Inc.	4,600	214
Masco Corp.	13,900	193
Cintas Corp.	4,200	162
Robert Half International Inc.	5,500	157
		52,248
Information Technology (19.3%)
* Apple Inc.	40,012	23,367
International Business Machines Corp.	57,440	11,234
Microsoft Corp.	301,041	9,209
Intel Corp.	285,953	7,621
Cisco Systems Inc.	323,815	5,560
Accenture plc Class A	64,400	3,870
Mastercard Inc. Class A	8,300	3,570
* Google Inc. Class A	5,705	3,309
Motorola Solutions Inc.	61,950	2,980
Intuit Inc.	49,700	2,950
CA Inc.	103,900	2,815
Jabil Circuit Inc.	109,000	2,216
KLA-Tencor Corp.	44,600	2,197
* Western Digital Corp.	71,700	2,185
Oracle Corp.	67,088	1,993
* Symantec Corp.	128,700	1,880
* LSI Corp.	274,800	1,750
Total System Services Inc.	55,300	1,323
QUALCOMM Inc.	23,657	1,317

*	Teradata Corp.	6,600	475
*	Advanced Micro Devices Inc.	78,200	448
*	Fiserv Inc.	5,300	383
92,652
Materials (3.3%)
Monsanto Co.	49,700	4,114
PPG Industries Inc.	31,200	3,311
CF Industries Holdings Inc.	16,085	3,116
International Paper Co.	91,700	2,651
Eastman Chemical Co.	24,100	1,214
Ball Corp.	21,000	862
Sherwin-Williams Co.	3,300	437
FMC Corp.	5,400	289
15,994
Telecommunication Services (3.7%)
AT&T Inc.	293,835	10,478
Verizon Communications Inc.	163,296	7,257
17,735
Utilities (3.2%)
American Electric Power Co. Inc.	77,100	3,076
FirstEnergy Corp.	56,900	2,799
Ameren Corp.	80,800	2,710
Public Service Enterprise Group Inc.	76,200	2,477
Consolidated Edison Inc.	28,200	1,754
DTE Energy Co.	20,300	1,204
Pinnacle West Capital Corp.	21,000	1,087
*	AES Corp.	19,900	255
TECO Energy Inc.	8,300	150
15,512
Total Common Stocks (Cost $391,802)	478,700
Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund	0.148%	812,136	812

Face	Market
Maturity	Amount	Value
Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.135%	8/10/12	100	100
Total Temporary Cash Investments (Cost $912)	912
Total Investments (100.1%) (Cost $392,714)	479,612
Other Assets and Liabilities-Net (-0.1%)	(434)
Net Assets (100%)	479,178

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

Structured Large-Cap Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	478,700	—	—
Temporary Cash Investments	812	100	—
Futures Contracts—Assets[1]	21	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	479,528	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Structured Large-Cap Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2012	7	475	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $392,714,000. Net unrealized appreciation of investment securities for tax purposes was $86,898,000, consisting of unrealized gains of $94,828,000 on securities that had risen in value since their purchase and $7,930,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.